Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 87,120	$ 18,919	$ 32,716
Adjustments to reconcile net income to net cash provided by operating activities
Vessel depreciation	37,214	31,464	30,685
Gain from bargain purchase	(82,453)	0	0
Amortization of deferred charges	809	552	456
Amortization of above market acquired charters (Note 6)	5,489	938	0
Equity compensation expense	2,455	782	0
Gain on interest rate swap agreement	(2,310)	0	0
Changes in operating assets and liabilities:
Trade accounts receivable	7,211	(2,717)	5,381
Due from related parties	2	6	(1,795)
Prepayments and other assets	(589)	230	(2)
Inventories	5,576	237	(264)
Trade accounts payable	(4,600)	118	507
Due to related parties	(4,507)	(570)	4,460
Accrued liabilities	(247)	(409)	271
Deferred revenue	5,369	501	147
Net cash provided by operating activities	56,539	50,051	72,562
Cash flows from investing activities:
Vessel acquisitions and new building advances (Note 5)	(27,003)	(99,842)	(26,460)
Acquisition of above market bare-boat charter (Note 6)	0	(9,000)	0
Additions to restricted cash	(1,500)	(750)	0
Cash and cash equivalents acquired in business acquisition	11,847	0	0
Purchase of short term investments	0	(81,729)	(111,850)
Maturity of short term investments	0	112,119	82,540
Net cash used in investing activities	(16,656)	(79,202)	(55,770)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 3)	1,470	105,273	0
Expenses paid for issuance of Partnership units	0	(1,533)	0
Proceeds from issuance of long-term debt (Note 7)	159,580	0	0
Proceeds from related-party debt	0	0	26,400
Payments of long-term debt (Note 7)	(134,580)	0	0
Payments of related-party debt/ financing	0	(1,556)	(52,171)
Loan issuance costs	(338)	0	(725)
Excess of purchase price over book value of vessels acquired from entity under common control	0	(10,449)	0
Dividends paid	(45,116)	(33,665)	(70,463)
Capital contributions by CMTC	0	0	40,570
Net cash (used in) / provided by financing activities	(18,984)	58,070	(56,389)
Net increase / (decrease) in cash and cash equivalents	20,899	28,919	(39,597)
Cash and cash equivalents at beginning of period	32,471	3,552	43,149
Cash and cash equivalents at end of period	53,370	32,471	3,552
Supplemental Cash Flow Information
Cash paid for interest	32,210	31,860	31,548
Non-Cash Investing and Financing Activities
Net book value of vessels transferred-in, M/T Agamemnon II and M/T Ayrton II less cash paid.	0	0	68,054
Net book value of vessels transferred-out, M/T Assos and M/T Atrotos	0	0	(70,496)
Net liabilities assumed by CMTC upon contribution of vessels to the Partnership (Note 12)	0	31,844	31,073
Units issued to acquire Patroklos	57,055	0	0
Capitalized vessel costs included in liabilities	252	175	870
Acquisition of above market time charter (Notes 3, 6)	48,551	0	0
Reduction in deferred offering expenses	0	107	0
Change in payable offering expenses	0	31	0
Crude's net assets at the completion of the business acquisition (Note 12)	211,144	0	0
Units issued to acquire Crude (Note 3)	155,559	0	0
Fair value of Crude's Equity Incentive Plan attributable to precombination services (Note 3)	$ 1,505	$ 0	$ 0